Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Aerospace & Defense - 2.0%
Curtiss-Wright Corp.	22,600	$ 3,747,080
Elbit Systems Ltd. (A)	8,900	1,505,702
Huntington Ingalls Industries, Inc.	50,187	11,068,241

		16,321,023

Air Freight & Logistics - 1.0%
FedEx Corp.	42,100	8,161,506

Auto Components - 0.6%
Dana, Inc.	44,650	809,951
Gentex Corp.	30,000	885,300
Stoneridge, Inc. (B)	10,750	265,095
Visteon Corp. (B)	19,200	3,001,728

		4,962,074

Banks - 7.7%
Atlantic Union Bankshares Corp.	28,300	1,094,927
Berkshire Hills Bancorp, Inc.	88,450	2,746,372
Central Valley Community Bancorp	19,000	473,100
Citizens Financial Group, Inc.	30,200	1,308,264
Dime Community Bancshares, Inc.	78,000	2,325,960
First Citizens BancShares, Inc., Class A	23,391	18,190,713
First Community Bankshares, Inc.	66,600	2,165,166
First Merchants Corp.	69,500	2,963,480
First Republic Bank	59,600	8,396,448
Hope Bancorp, Inc.	66,600	858,474
Lakeland Bancorp, Inc.	162,700	3,135,229
OceanFirst Financial Corp.	87,900	2,102,568
Princeton Bancorp, Inc. (B)	10,850	372,589
Sandy Spring Bancorp, Inc.	73,550	2,485,990
Umpqua Holdings Corp.	168,100	3,059,420
United Bankshares, Inc. (A)	20,500	824,100
United Community Banks, Inc.	91,450	2,975,783
Washington Trust Bancorp, Inc.	11,350	485,440
Webster Financial Corp.	94,450	4,972,792
Western Alliance Bancorp	18,600	1,401,882

		62,338,697

Beverages - 1.0%
Molson Coors Beverage Co., Class B (A)	155,800	8,191,964

Biotechnology - 0.3%
Exelixis, Inc. (B)	114,850	2,023,657

Building Products - 2.0%
American Woodmark Corp. (B)	35,450	2,030,931
Builders FirstSource, Inc. (B)	46,100	3,674,170
Gibraltar Industries, Inc. (B)	13,450	720,517
Masonite International Corp. (B)	22,900	2,088,938
Owens Corning	30,450	2,942,992
PGT Innovations, Inc. (B)	102,200	2,217,740
Quanex Building Products Corp.	107,750	2,789,647

		16,464,935

Capital Markets - 0.8%
Piper Sandler Cos.	26,000	3,694,600
Stifel Financial Corp.	44,350	2,989,634

		6,684,234

Chemicals - 2.3%
Chase Corp.	26,000	2,453,880

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Huntsman Corp.	55,200	$ 1,749,288
LSB Industries, Inc. (B)	114,600	1,456,566
Mosaic Co.	104,900	5,196,746
Olin Corp.	113,400	7,324,506

		18,180,986

Commercial Services & Supplies - 0.3%
HNI Corp.	39,500	1,254,915
Tetra Tech, Inc.	6,150	956,448

		2,211,363

Communications Equipment - 0.7%
Harmonic, Inc. (B)	91,650	1,207,031
KVH Industries, Inc. (B)	167,650	1,718,412
Silicom Ltd. (B)	60,700	2,611,314

		5,536,757

Construction & Engineering - 1.3%
Comfort Systems USA, Inc.	32,500	3,933,800
EMCOR Group, Inc.	34,500	5,114,625
Granite Construction, Inc.	34,800	1,481,784

		10,530,209

Consumer Finance - 0.9%
Ally Financial, Inc.	224,705	7,300,665

Containers & Packaging - 1.5%
Graphic Packaging Holding Co.	300,030	7,227,723
Sealed Air Corp.	84,800	4,643,648

		11,871,371

Distributors - 1.0%
LKQ Corp.	140,600	8,289,776

Diversified Consumer Services - 0.4%
American Public Education, Inc. (B)	97,500	1,180,725
Stride, Inc. (B)	51,750	2,221,628

		3,402,353

Diversified Telecommunication Services - 1.0%
Liberty Global PLC, Class A (B)	366,814	7,956,196

Electric Utilities - 3.5%
Evergy, Inc.	177,000	11,089,050
Exelon Corp.	142,200	5,999,418
OGE Energy Corp.	246,500	9,692,380
Portland General Electric Co. (A)	24,600	1,170,468

		27,951,316

Electrical Equipment - 1.0%
Acuity Brands, Inc.	5,900	1,112,268
LSI Industries, Inc.	225,565	3,097,007
Regal Rexnord Corp.	26,100	3,633,120

		7,842,395

Electronic Equipment, Instruments & Components - 2.2%
Coherent Corp. (A) (B)	6,500	282,100
Flex Ltd. (B)	144,200	3,367,070
Itron, Inc. (B)	11,100	637,917
Methode Electronics, Inc.	58,350	2,785,629
OSI Systems, Inc. (B)	18,500	1,752,135
Vishay Intertechnology, Inc.	118,700	2,717,043
Vontier Corp.	263,241	6,062,440

		17,604,334

Transamerica Funds	Page 1

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (B)	246,000	$ 1,950,780
Helmerich & Payne, Inc.	48,300	2,339,652

		4,290,432

Entertainment - 1.4%
Madison Square Garden Entertainment Corp. (A) (B)	38,350	2,005,322
Madison Square Garden Sports Corp.	6,400	1,163,776
Warner Bros Discovery, Inc. (B)	533,500	7,906,470

		11,075,568

Equity Real Estate Investment Trusts - 3.7%
Apple Hospitality, Inc.	167,350	2,967,115
Brandywine Realty Trust	205,500	1,348,080
Community Healthcare Trust, Inc.	39,100	1,676,608
DiamondRock Hospitality Co.	124,000	1,194,120
Gaming & Leisure Properties, Inc.	112,026	6,000,113
JBG SMITH Properties	369,496	7,441,649
LXP Industrial Trust	219,400	2,534,070
Physicians Realty Trust	173,900	2,758,054
Piedmont Office Realty Trust, Inc., Class A	111,450	1,181,370
Sabra Health Care, Inc.	152,400	2,057,400
Summit Hotel Properties, Inc.	87,000	741,240

		29,899,819

Food & Staples Retailing - 0.1%
Village Super Market, Inc., Class A	51,850	1,206,031

Food Products - 1.9%
Kraft Heinz Co.	70,400	2,853,312
Nomad Foods Ltd. (A) (B)	115,400	2,052,966
Post Holdings, Inc. (B)	106,587	10,120,436
Whole Earth Brands, Inc. (B)	92,350	350,006

		15,376,720

Gas Utilities - 0.7%
UGI Corp.	142,100	5,659,843

Health Care Equipment & Supplies - 1.1%
AngioDynamics, Inc. (B)	115,000	1,497,300
Koninklijke Philips NV (A)	403,500	6,907,920
OraSure Technologies, Inc. (B)	144,850	808,263

		9,213,483

Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	52,037	8,792,172
AMN Healthcare Services, Inc. (B)	18,750	1,797,000
Centene Corp. (B)	79,300	6,045,832
Cross Country Healthcare, Inc. (B)	196,000	5,439,000
Encompass Health Corp.	45,450	2,838,352
Enhabit, Inc. (B)	158,100	2,428,416
Laboratory Corp. of America Holdings	33,099	8,344,920
National HealthCare Corp.	11,700	696,618

		36,382,310

Hotels, Restaurants & Leisure - 0.3%
Churchill Downs, Inc.	8,200	2,034,420

Household Durables - 1.0%
Helen of Troy Ltd. (B)	12,500	1,413,875
KB Home	56,700	2,180,115
La-Z-Boy, Inc.	57,200	1,626,196
MDC Holdings, Inc.	22,350	843,936

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
PulteGroup, Inc.	17,250	$ 981,353
Sonos, Inc. (B)	65,850	1,214,274

		8,259,749

Household Products - 0.3%
Spectrum Brands Holdings, Inc.	36,000	2,443,680

Independent Power & Renewable Electricity Producers - 1.1%
Vistra Corp.	369,700	8,525,282

Insurance - 6.8%
Allstate Corp.	74,748	9,602,876
Arch Capital Group Ltd. (B)	72,600	4,671,810
Everest Re Group Ltd.	10,450	3,654,260
Fidelity National Financial, Inc.	171,900	7,568,757
Loews Corp.	56,300	3,461,324
Markel Corp. (B)	6,113	8,613,095
Old Republic International Corp.	281,600	7,431,424
Selective Insurance Group, Inc.	39,750	3,776,250
United Fire Group, Inc.	32,650	1,028,148
Willis Towers Watson PLC	20,600	5,236,314

		55,044,258

Interactive Media & Services - 0.9%
IAC, Inc. (B)	121,800	6,881,700

IT Services - 2.5%
FleetCor Technologies, Inc. (B)	48,100	10,043,761
Global Payments, Inc.	77,200	8,701,984
Perficient, Inc. (B)	13,350	989,769

		19,735,514

Leisure Products - 1.1%
BRP, Inc. (A)	25,150	2,101,534
Hayward Holdings, Inc. (A) (B)	102,600	1,384,074
MasterCraft Boat Holdings, Inc. (B)	96,200	2,766,712
Polaris, Inc.	20,400	2,342,736

		8,595,056

Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A (B)	21,200	9,910,152
Maravai LifeSciences Holdings, Inc., Class A (B)	65,850	965,361

		10,875,513

Machinery - 1.7%
CNH Industrial NV	136,600	2,420,552
Columbus McKinnon Corp.	66,850	2,403,257
Douglas Dynamics, Inc.	37,850	1,529,519
Gencor Industries, Inc. (B)	69,000	734,160
Miller Industries, Inc.	34,100	989,241
Mueller Industries, Inc.	61,000	3,998,550
Oshkosh Corp.	17,100	1,723,338

		13,798,617

Media - 5.8%
Altice USA, Inc., Class A (B)	485,200	2,377,480
DISH Network Corp., Class A (A) (B)	437,671	6,298,085
Fox Corp., Class A	244,200	8,288,148
Liberty Broadband Corp., Class C (B)	131,364	11,793,860
Liberty Media Corp. - Liberty SiriusXM, Class C (B)	234,379	9,445,474
News Corp., Class A	362,400	7,342,224
Perion Network Ltd. (B)	37,600	1,259,600

		46,804,871

Transamerica Funds	Page 2

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining - 2.4%
Cleveland-Cliffs, Inc. (A) (B)	168,500	$ 3,597,475
Commercial Metals Co.	56,100	3,044,547
Kaiser Aluminum Corp.	25,000	2,188,000
Schnitzer Steel Industries, Inc., Class A	45,500	1,539,720
TimkenSteel Corp. (B)	103,350	2,032,894
U.S. Steel Corp.	231,600	6,598,284

		19,000,920

Mortgage Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	310,635	7,290,603

Multi-Utilities - 2.9%
CenterPoint Energy, Inc.	240,500	7,243,860
NiSource, Inc.	393,438	10,917,904
NorthWestern Corp.	84,300	4,788,240

		22,950,004

Multiline Retail - 1.0%
Dollar Tree, Inc. (B)	53,800	8,079,684

Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp. (A)	68,500	5,940,320
Delek US Holdings, Inc.	74,000	1,980,240
Diamondback Energy, Inc.	33,000	4,821,960
EQT Corp.	110,240	3,601,541
HF Sinclair Corp.	80,600	4,586,140
Kinder Morgan, Inc.	450,500	8,244,150
Magnolia Oil & Gas Corp., Class A	280,350	6,619,063
Ovintiv, Inc. (A)	56,250	2,769,188
REX American Resources Corp. (B)	81,100	2,653,592
Williams Cos., Inc.	346,200	11,161,488

		52,377,682

Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	76,000	5,174,840

Personal Products - 0.1%
Medifast, Inc.	4,700	523,815

Pharmaceuticals - 2.6%
Innoviva, Inc. (A) (B)	188,200	2,380,730
Jazz Pharmaceuticals PLC (B)	19,400	3,039,204
Organon & Co.	81,000	2,440,530
Perrigo Co. PLC	341,850	12,792,027

		20,652,491

Professional Services - 2.5%
ASGN, Inc. (B)	25,200	2,291,940
Clarivate PLC (A) (B)	122,200	1,358,864
FTI Consulting, Inc. (A) (B)	7,000	1,116,640
Heidrick & Struggles International, Inc.	58,600	1,802,536
ICF International, Inc.	40,100	4,097,819
KBR, Inc. (A)	88,000	4,508,240
Leidos Holdings, Inc.	22,650	2,238,726
Science Applications International Corp.	23,000	2,386,940

		19,801,705

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	71,000	608,470

Road & Rail - 0.2%
U-Haul Holding Co. (A)	1,750	117,303
U-Haul Holding Co.	26,700	1,649,793

		1,767,096

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 2.5%
AXT, Inc. (B)	33,650	$ 198,198
Azenta, Inc. (B)	35,850	2,004,015
Cohu, Inc. (B)	77,550	2,798,004
Magnachip Semiconductor Corp. (B)	214,850	2,277,410
MaxLinear, Inc. (B)	16,600	683,920
MKS Instruments, Inc. (A)	17,300	1,770,136
Onto Innovation, Inc. (B)	31,300	2,461,745
Qorvo, Inc. (B)	13,100	1,423,446
Silicon Motion Technology Corp., ADR	49,700	3,185,770
Tower Semiconductor Ltd. (B)	48,100	2,010,099
Universal Display Corp.	11,600	1,537,348

		20,350,091

Software - 0.3%
Progress Software Corp.	47,350	2,511,444

Specialty Retail - 2.3%
Abercrombie & Fitch Co., Class A (B)	47,650	1,379,944
Academy Sports & Outdoors, Inc.	23,400	1,367,028
Advance Auto Parts, Inc.	31,400	4,781,592
American Eagle Outfitters, Inc.	140,900	2,274,126
Ross Stores, Inc.	37,300	4,408,487
Urban Outfitters, Inc. (B)	74,650	2,044,664
Williams-Sonoma, Inc.	19,600	2,644,824

		18,900,665

Technology Hardware, Storage & Peripherals - 0.9%
Western Digital Corp. (B)	163,623	7,191,231

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (B)	5,150	2,201,522
Steven Madden Ltd.	61,000	2,186,850
Tapestry, Inc.	43,250	1,970,903

		6,359,275

Thrifts & Mortgage Finance - 1.2%
Provident Financial Services, Inc.	81,850	1,920,201
TrustCo Bank Corp.	89,150	3,201,377
Washington Federal, Inc.	133,350	4,728,591

		9,850,169

Total Common Stocks (Cost $598,722,217)		773,318,862

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (C)	4,302,066	4,302,066

Total Other Investment Company (Cost $4,302,066)		4,302,066

Transamerica Funds	Page 3

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.9%

Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2023, to be repurchased at $31,431,124 on 02/01/2023. Collateralized by U.S. Government Obligations, 0.13% - 1.75%, due 07/15/2024 - 07/31/2024, and with a total value of $32,058,291.

$ 31,429,553	$ 31,429,553

Total Repurchase Agreement (Cost $31,429,553)	31,429,553

Total Investments (Cost $634,453,836)	809,050,481
Net Other Assets (Liabilities) - (0.5)%	(4,236,882)

Net Assets - 100.0%	$ 804,813,599

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$773,318,862	$—	$—	$773,318,862
Other Investment Company	4,302,066	—	—	4,302,066
Repurchase Agreement	—	31,429,553	—	31,429,553

Total Investments	$777,620,928	$31,429,553	$—	$809,050,481

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $47,434,145, collateralized by cash collateral of $4,302,066 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $44,289,447. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 4

Transamerica Small/Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small/Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5